Events occurring after the reporting period	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Events occurring after the reporting period
19. Events occurring after the interim reporting period
The Company evaluated further subsequent events for recognition or disclosure through August 13, 2024 and did not identify additional material subsequent events.